MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2018	478,760	930,230	28,569	1,437,559
Additions	238	288	72,615	73,141
Right of use asset additions	2,631	—	—	2,631
Transfers	11,586	71,337	(82,923)	—
Change in rehabilitation provision estimate	—	4,830	—	4,830
Disposals and other	(621)	—	—	(621)
Balance at December 31, 2019	492,594	1,006,685	18,261	1,517,540
Additions	69	—	52,151	52,220
Right of use asset additions	599	—	—	599
Transfers	22,526	39,602	(62,128)	—
Change in rehabilitation provision estimate	—	2,215	—	2,215
Derecognized on sale of Prestea (Note 5)	(226,396)	(244,612)	(4,598)	(475,606)
Disposals and other	(301)	—	—	(301)
Balance at December 31, 2020	289,091	803,890	3,686	1,096,667

Accumulated depreciation
As of December 31, 2018	432,799	734,120	—	1,166,919
Depreciation and amortization	10,582	19,044	—	29,626
Disposals and other	(456)	—	—	(456)
Impairment charges	7,338	49,424	—	56,762
Balance at December 31, 2019	450,263	802,588	—	1,252,851
Depreciation and amortization	11,986	17,596	—	29,582
Derecognized on sale of Prestea (Note 5)	(210,594)	(182,364)	—	(392,958)
Disposals and other	(220)	—	—	(220)
Balance at December 31, 2020	251,435	637,820	—	889,255

Carrying amount
Balance at December 31, 2019	42,331	204,097	18,261	264,689
Balance at December 31, 2020	37,656	166,070	3,686	207,412

Disclosure of detailed information about split of additions to mining interests
Additions to mining interests are presented inclusive of discontinued operations, whereas additions per the consolidated statement of cash flows and the segment information (Note 6) are presented excluding discontinued operations. The following table presents the split of additions:

	Year ended December 31, 2020	Year ended December 31, 2019
Continuing operations	45,224	60,123
Discontinued operations	6,996	13,018
	52,220	73,141